UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
 ☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2024   to December 31, 2024
Date of Report (Date of earliest event reported) February 10, 2025
Commission File Number of securitizer: 025-05001
Central Index Key Number of securitizer: 0001804396(1)
Andrew Deringer, Marlette Funding, LLC, (415) 559-4308
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒
(1)
Marlette Pass-Through Depositor Trust, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: Marlette Pass-Through Master Trust (Series 2019-09A, Series 2019-11A, Series 2019-12A, Series 2020-01A, Series 2020-10A, Series 2021-09A, Series 2021-12A and Series 2021-12B).

 ☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
 (Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor:	__________
Central Index Key Number of issuing entity (if applicable):	__________
Central Index Key Number of underwriter (if applicable):	__________

______________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MARLETTE PASS-THROUGH DEPOSITOR TRUST (Securitizer)
By: Marlette Funding, LLC, as Administrator of Securitizer

By:  /s/ Andrew Deringer
Name: Andrew Deringer
Title:   Chief Financial Officer

Date:  February 10, 2025